Subsequent Events (Senior Notes Issuances - Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 05, 2015
Senior notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.875%
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Issuance Cost	$ 12
Subsequent Event [Member] | Senior Debt $500 Million March 2025 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount			500
Final Maturity	Mar. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage			3.00%
Subsequent Event [Member] | Senior Debt $1.0 Billion March 2045 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 1,000
Final Maturity	Mar. 01, 2045
Debt Instrument, Interest Rate, Stated Percentage			4.05%